RETIREMENT BENEFIT OBLIGATIONS (Table)	12 Months Ended
Dec. 31, 2018
RETIREMENT BENEFIT OBLIGATIONS
Schedule of the Group’s retirement benefit obligations

	2018	2017
	$ million	$ million
Funded plans:
UK Plan	77	53
US Plan	13	9
Other plans	(34)	(46)
	56	16
Unfunded plans:
Other plans	(60)	(60)
Retirement healthcare	(18)	(25)
	(22)	(69)
Amount recognised on the balance sheet – liability	(114)	(131)
Amount recognised on the balance sheet – asset	92	62

Reconciliation of benefit obligations and pension assets

			2018			2017
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
Amounts recognised on the balance sheet at beginning of the period	(1,625)	1,556	(69)	(1,577)	1,413	(164)
Income statement expense:
Current service cost	(12)	–	(12)	(12)	–	(12)
Past service credit	7	–	7	4	–	4
Settlements	–	–	–	–	–	–
Interest (expense)/income	(40)	40	–	(44)	42	(2)
Administration costs and taxes	(3)	–	(3)	(3)	–	(3)
Costs recognised in income statement	(48)	40	(8)	(55)	42	(13)
Re-measurements:
Actuarial gain due to liability experience	6	–	6	1	–	1
Actuarial gain/(loss) due to financial assumptions change	97	–	97	(38)	–	(38)
Actuarial gain due to demographic assumptions	11	–	11	42	–	42
Return on plan assets (less than)/more than discount rate	–	(103)	(103)	–	59	59
Re-measurements recognised in OCI	114	(103)	11	5	59	64
Cash:
Employer contributions	–	44	44	–	53	53
Employee contributions	(4)	4	–	(4)	4	–
Benefits paid directly by the Group	3	(3)	–	2	(2)	–
Benefits paid, taxes and administration costs paid from scheme assets	100	(100)	–	102	(102)	–
Net cash	99	(55)	44	100	(47)	53

Exchange rates	50	(50)	–	(98)	89	(9)
Amount recognised on the balance sheet	(1,410)	1,388	(22)	(1,625)	1,556	(69)
Amount recognised on the balance sheet – liability	(245)	131	(114)	(290)	159	(131)
Amount recognised on the balance sheet – asset	(1,165)	1,257	92	(1,335)	1,397	62

Represented by:

			2018			2017
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
UK Plan	(718)	795	77	(854)	907	53
US Plan	(424)	437	13	(481)	490	9
Other Plans	(268)	156	(112)	(290)	159	(131)
Total	(1,410)	1,388	(22)	(1,625)	1,556	(69)

Market value of the US, UK and Other Plans assets

	2018	2017	2016
	$ million	$ million	$ million
UK Plan:
Assets with a quoted market price:
Cash and cash equivalents	2	8	6
Equity securities	127	235	213
Other bonds	41	43	38
Liability driven investments	246	192	239
Diversified growth funds	138	152	130
	554	630	626
Other assets:
Insurance contract	241	277	214
Market value of assets	795	907	840
US Plan:
Assets with a quoted market price:
Cash and cash equivalents	–	–	–
Equity securities	79	88	178
Government bonds – fixed interest	91	201	128
Corporate bonds	267	201	128
Market value of assets	437	490	434
Other Plans:
Assets with a quoted market price:
Cash and cash equivalents	2	4	4
Equity securities	42	43	35
Government bonds – fixed interest	3	4	3
Government bonds – index linked	3	3	3
Corporate and other bonds	13	11	11
Insurance contracts	34	36	34
Property	20	19	12
Other quoted securities	4	2	2
	121	122	104
Other assets:
Insurance contracts	35	37	35
Market value of assets	156	159	139
Total market value of assets	1,388	1,556	1,413

Defined benefit pension costs charged for the UK and US Plans

	2018		2017		2016
	UK Plan	US Plan	UK Plan	US Plan	UK Plan	US Plan
	$ million	$ million	$ million	$ million	$ million	$ million
Service cost	–	–	–	–	7	–
Past service credit	–	–	–	–	(49)	–
Settlement loss	–	–	–	–	1	–
Net interest cost, administration and taxes	–	–	1	2	–	3
	–	–	1	2	(41)	3

Principal actuarial assumptions

	2018	2017	2016
	% per annum	% per annum	% per annum
UK Plan:
Discount rate	2.7	2.4	2.6
Future salary increases	n/a	n/a	3.8
Future pension increases	3.2	3.2	3.3
Inflation (RPI)	3.2	3.2	3.3
Inflation (CPI)	2.2	2.2	2.3
US Plan:
Discount rate	4.2	3.5	4.0
Future salary increases	n/a	n/a	n/a
Inflation	n/a	n/a	n/a

Current longevities underlying the values of the obligations in the defined benefit plans

	2018	2017	2016
	years	years	years
Life expectancy at age 60
UK Plan:
Males	28.9	28.8	29.7
Females	30.4	30.3	31.1
US Plan:
Males	24.9	25.2	25.1
Females	27.1	27.4	27.4
Life expectancy at age 60 in 20 years’ time
UK Plan:
Males	31.1	31.0	32.5
Females	31.9	31.8	33.0
US Plan:
Males	25.1	25.5	25.4
Females	27.7	28.0	27.9

Sensitivity analysis

	Increase in pension obligation		Increase in pension cost
$ million	+50bps/+1yr	‑50bps/‑1yr	+50bps/+1 yr	‑50bps/‑1yr
UK Plan:
Discount rate	-67.2	+73.0	-2	+2
Inflation	+66.6	-60.2	+1	-1
Mortality	+29.0	-28.8	+1	–
US Plan:
Discount rate	-21.0	+23.0	-1	+1
Inflation	n/a	n/a	n/a	n/a
Mortality	+10.0	-10.2	–	–

Risk

The pension plans expose the Group to the following risks:

Interest rate risk

Volatility in financial markets can change the calculations of the obligation significantly as the calculation of the obligation is linked to yields on AA-rated corporate bonds. A decrease in the bond yield will increase the measure of plan liabilities, although this will be partially offset by increases in the value of matching plan assets such as bonds and insurance contracts.

In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce interest rate risk.

Inflation risk

The UK Plan is linked to inflation. A high rate of inflation will lead to a higher liability. This risk is managed by holding inflation-linked bonds and an inflation-linked insurance contract in respect of some of the obligation. In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce inflation risk.

The UK Plan is closed to future accrual which reduces the exposure to this risk. The US Plan is also closed to future accrual and has no other inflation-linkage thus eliminating the exposure to this risk.

Investment risk

If the return on plan assets is below the discount rate, all else being equal, there will be an increase in the plan deficit.

In the UK, this risk is partially managed by a portfolio of liability matching assets and a bulk annuity, together with a dynamic de-risking policy to switch growth assets into liability matching assets over time.

The US Plan has a dynamic de-risking policy to shift plan assets from return-seeking (growth) assets to liability matching assets over time. The US Pension Plan has an established glide path with two remaining funding level triggers that are designed to stabilize funding status by reducing the Plan’s exposure to return-seeking assets.

Longevity risk

The present value of the plans defined benefit liability is calculated by reference to the best estimate of the mortality of the plan participants both during and after their employment. An increase in the life expectancy of plan participants above that assumed will increase the benefit obligation.

The UK Plan, in order to minimise longevity risk, has entered into an insurance contract which covers a portion of pensioner obligations.